Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities

Significant components of the Company deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023

Net operating loss carryforward	$2,066,962	$1,845,821
Research and development expenses	205,513	218,728
Provision for warranty	3,450	9,584
Provision for vacation and convalescence	82,579	69,048
Provision for severance, net	60,911	70,656
Provision for credit losses	186,377	74,741
Issuance cost	203,045	184,781
Operating lease liabilities	109,368	103,698

Deferred tax assets before valuation allowance	2,918,205	2,577,057

Valuation allowance	(2,808,837)	(2,473,359)

Net deferred tax assets	109,368	103,698

Operating lease right of use assets	(109,368)	(103,698)

Total deferred tax liability	(109,368)	(103,698)

Net deferred tax assets	$-	$-

Schedule of Net Changes in the Total Valuation Allowance

The net changes in the total valuation allowance as of December 31, 2024 and 2023, are comprised as follows:

	December 31,
	2024	2023

Balance at beginning of year	$2,473,359	$1,907,486
Additions during the year	444,846	565,873

Balance at the end of year	$2,918,205	$2,473,359